Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Adjusted Earnings Per Share [Abstract]
Diluted	£ 1.174	£ 1.214	£ 18.276
Effect of restructuring and integration costs per share (diluted)	0.039	0.051	0.228
Effect of amortisation and impairment of trademarks and similar intangibles per share (diluted)	0.066	0.064	0.143
Effect of adjusting items in net finance costs per share (diluted)	0.065		0.171
Effect of associates’ adjusting items per share (diluted)	(0.017)	(0.012)	(11.310)
Effect of adjusting items in net finance costs per share (diluted)	0.015	0.027	0.075
Effect of adjusting items in respect of deferred taxation	0.030		(4.762)
Adjusted diluted earnings per share per share (diluted)	£ 1.372	£ 1.344	£ 2.821